Federal Income Taxes (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 1,088,955	$ 651,191	$ 310,755	$ 61,250
Valuation allowance	(1,088,955)	(651,191)	(310,755)	(61,250)
Net deferred tax assets